Other items from operating activities - Other financial income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other items from operating activities
Dividend income on non-consolidated subsidiaries	$ 171	$ 167	$ 170
Capitalized financial expenses	519	460	477
Other	430	330	324
Other financial income	1,120	957	971
Accretion of asset retirement obligations	(530)	(544)	(523)
Other	(155)	(98)	(113)
Other financial expense	$ (685)	$ (642)	$ (636)